Fair Value of Assets and Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets and liabilities measured on recurring and non-recurring basis
Commitments to invest in limited partnership interests	$ 918	$ 1,063
Fair value	23,907	21,725
Significant unobservable inputs (Level 3)
Fair value of assets and liabilities measured on recurring and non-recurring basis
Fair value	153	208
Assets at fair value	267	324
Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Commitments to invest in limited partnership interests	166
Fixed Income Securities Valued Based on Nonbinding Broker Quotes | Significant unobservable inputs (Level 3)
Fair value of assets and liabilities measured on recurring and non-recurring basis
Assets at fair value	$ 24	$ 38
Minimum | Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Distribution and proceed period (in years)	4 years
Useful life (in years)	10 years
Maximum | Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Distribution and proceed period (in years)	9 years
Useful life (in years)	12 years